EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2025
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD

29.EVENTS AFTER THE REPORTING PERIOD

(a)Partial conversion of convertible notes

Subsequent to the reporting period, convertible notes with a face value of $18.7 million was converted into 3,313,920 common shares (note 15(b)).

(b)Revolving facility principal payment

Subsequent to the reporting period, the Company made a principal repayment of $30 million on the Revolving Facility (note 15(a)).

(c)Contingent consideration payment

Subsequent to the reporting period, the Company made a payment of $20 million in respect of the Contingent consideration liability (note 12).

(d)Exercise of warrants

Subsequent to the reporting period, the Company issued common shares pursuant to the exercise of warrants (note 19(b)).